Ohio National Fund, Inc.

Supplement dated September 13, 2019

to the Prospectus dated May 1, 2019

The following supplements and amends the prospectus and statement of additional information dated May 1, 2019, as previously supplemented:

ON Federated Strategic Value Dividend Portfolio

This will serve as notice to shareholders that, effective November 22, 2019, the ON Federated Strategic Value Dividend Portfolio (the “Portfolio”) will: (i) change its portfolio name; and (ii) add a non-fundamental investment policy (“80% Policy”). Accordingly, certain disclosures in the Fund’s Prospectus and Statement of Additional Information will be revised to reflect these changes as described below:

(i)	Name Change

The Portfolio’s name will be changed to the “ON BlackRock Advantage Large Cap Value Portfolio.” All references to the Portfolio as the “ON Federated Strategic Value Dividend Portfolio” will be replaced with “ON BlackRock Advantage Large Cap Value Portfolio.”

(ii)	Addition of 80% Policy

The Portfolio’s Non-Fundamental Investment Restrictions will be revised to reflect that, under normal circumstances, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in stocks of large capitalization companies (that is, those with market capitalizations at the time of investment that are within the range of market capitalizations of the companies in the Russell 1000® Value Index for the previous 12 months).

ON International Equity Portfolio

This will serve as notice to shareholders that, effective November 22, 2019, the ON International Equity Portfolio (the “Portfolio”) will revise its 80% Policy. Accordingly, certain disclosures in the Fund’s Prospectus and Statement of Additional Information will be revised to reflect these changes as described below:

The Portfolio’s Non-Fundamental Investment Restrictions will be revised to no longer require that the Portfolio invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of foreign companies.

The Portfolio’s Non-Fundamental Investment Restrictions will be revised to reflect that, under normal circumstances, the Portfolio seeks to invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in non-U.S. equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the MSCI EAFE Index (Net-USD) and derivatives that are tied economically to securities of the MSCI EAFE Index (Net-USD).

ON Foreign Portfolio

This will serve as notice to shareholders that, effective November 22, 2019, the ON Foreign Portfolio (the “Portfolio”) will revise its 80% Policy. Accordingly, certain disclosures in the Fund’s Prospectus and Statement of Additional Information will be revised to reflect these changes as described below:

The Portfolio’s Non-Fundamental Investment Restrictions will be revised to no longer require that the Portfolio invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in foreign securities.

The Portfolio’s Non-Fundamental Investment Restrictions will be revised to reflect that, under normal circumstances, the Portfolio seeks to invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in non-U.S. equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the MSCI EAFE Index (Net-USD) and derivatives that are tied economically to securities of the MSCI EAFE Index (Net-USD).

Certain Investments and Related Risks

Under the section entitled “Primary Investments,” the following information replaces the corresponding section in its entirety:

Each of the following Portfolios, under normal circumstances, invests at least 80% of net assets, plus borrowings for investment purposes, if any, in the type of securities reflected in the name of the Portfolio and/or as described in the respective Portfolio’s Principal Investment Strategies: ON Bond Portfolio (bonds), ON International Equity Portfolio (non-U.S. equity securities and equity-like instruments of companies included in or similar to those included in the MSCI EAFE Index (Net-USD) and derivatives tied economically to securities of the MSCI EAFE Index (Net-USD)), ON Foreign Portfolio (non-U.S. equity securities and equity-like instruments of companies included in or similar to those included in the MSCI EAFE Index (Net-USD) and derivatives tied economically to securities of the MSCI EAFE Index (Net-USD)), ON Janus Henderson Venture Portfolio (stocks of small capitalization companies), ON Federated High Income Bond Portfolio (corporate debt obligations commonly referred to as “junk bonds”), ON S&P 500® Index Portfolio (common stocks and other securities of companies included in the S&P 500® Index), ON S&P MidCap 400® Index Portfolio (common stocks and other securities of companies included in the S&P MidCap 400® Index), ON Nasdaq-

100® Index Portfolio (common stocks of companies included in the Nasdaq-100® Index), ON BlackRock Advantage Large Cap Core Portfolio (formerly ON Bristol Portfolio) (common stocks of large capitalization U.S. companies), ON BlackRock Advantage Small Cap Growth Portfolio (formerly ON Bryton Growth Portfolio) (common stocks of small capitalization U.S. companies), ON BlackRock Advantage Large Cap Growth Portfolio (formerly ON Bristol Growth Portfolio) (common stocks of large capitalization U.S. companies) and ON BlackRock Advantage Large Cap Value Portfolio (formerly ON Federated Strategic Value Dividend Portfolio) (common stocks of large capitalization value companies).